Stock-Based Compensation Plans - Summary of Stock Option Activity and Related Information (Detail) shares in Thousands	12 Months Ended
Dec. 31, 2017 CAD shares
NSRs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of Share Options Outstanding, Beginning of Year	41,644
Number of Share Options, Granted	3,537
Number of Share Options, Forfeited	(2,454)
Number of Share Options Outstanding, End of Year	42,727
Weighted Average Exercise Price, Outstanding, Beginning of Year | CAD	CAD 30.57
Weighted Average Exercise Price, Granted | CAD	14.81
Weighted Average Exercise Price, Forfeited | CAD	28.27
Weighted Average Exercise Price, Outstanding, End of Year | CAD	CAD 29.40
TSARs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of Share Options Outstanding, Beginning of Year	3,373
Number of Share Options, Forfeited	(16)
Number of Share Options Outstanding, End of Year	81
Weighted Average Exercise Price, Outstanding, Beginning of Year | CAD	CAD 26.66
Weighted Average Exercise Price, Forfeited | CAD	29.19
Weighted Average Exercise Price, Outstanding, End of Year | CAD	CAD 33.52
Number of Share Options, Expired	(3,276)
Weighted Average Exercise Price, Expired | CAD	CAD 26.48
PSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of Share Units, Outstanding, Beginning of Year	6,157
Number of Share Units, Granted	2,392
Number of Share Units, Vested and Paid Out	(451)
Number of Share Units, Cancelled	(1,192)
Number of Share Units, Units in Lieu of Dividends	112
Number of Share Units, Outstanding, End of Year	7,018
RSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of Share Units, Outstanding, Beginning of Year	3,790
Number of Share Units, Granted	3,278
Number of Share Units, Vested and Paid Out	(101)
Number of Share Units, Cancelled	(282)
Number of Share Units, Units in Lieu of Dividends	100
Number of Share Units, Outstanding, End of Year	6,785
DSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of Share Units, Outstanding, Beginning of Year	1,598
Number of Share Units, Granted	93
Number of Share Units, Units in Lieu of Dividends	27
Number of Share Units, Outstanding, End of Year	1,440
Number of Share Units, Redeemed	(414)
DSUs [Member] | Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of Share Units, Granted	136